Other operating expenses - Summary of Cumulative Number of Shares Allocated (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024 shares
2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares allocated	1,511,212